Stock Option Plans and Warrants to Purchase Common Stock - Schedule of remaining life, by grant date, for outstanding warrants (Details) - 3/29/2018 [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.50
Remaining Contractual Life in Years	4 years 4 months 9 days
Outstanding Warrants	6,538,073
Exercisable Warrants	6,538,073